UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2009
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM






                                   YEAR ENDED
                               DECEMBER 31, 2009

                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2009










                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statements of Changes in Members' Capital......................................4

Statement of Cash Flows........................................................5

Financial Highlights...........................................................6

Notes to Financial Statements..................................................7

Schedule of Portfolio Investments..............................................15

           (ERNST & YOUNG LOGO)             Ernst & Young LLP
                                            5 Times Square
                                            New York, New York 10036-6530

                                            Tel: (212) 773-3000



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS M2 FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS M2 Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of December 31, 2009, by correspondence with management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS M2 Fund, L.L.C. at December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                             (ERNST & YOUNG LLP)


February 23, 2010

                  A member firm of Ernst & Young Global Limited

                                                                                           UBS M2 FUND, L.L.C.

                                                         STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $466,989,959)                             $  535,549,477
Cash and cash equivalents                                                                         103,877,930
Advanced subscriptions in Investment Funds                                                          2,500,000
Receivable from Investment Funds                                                                   22,913,518
Interest receivable                                                                                     4,523
Other assets                                                                                           15,382
--------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                      664,860,830
--------------------------------------------------------------------------------------------------------------

LIABILITIES

Withdrawals payable                                                                                92,739,896
Investment Management Fee payable                                                                     779,851
Professional fees payable                                                                             190,836
Management Fee payable                                                                                161,348
Administration fee payable                                                                            118,558
Other liabilities                                                                                      18,500
--------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                  94,008,989
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                               $  570,851,841
--------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                      $  502,292,323
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds          68,559,518
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                               $  570,851,841
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             2

                                                                                           UBS M2 FUND, L.L.C.

                                                                                       STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                       $      57,399
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                               57,399
--------------------------------------------------------------------------------------------------------------

EXPENSES

Investment Management Fee                                                                          9,446,711
Management Fee                                                                                     1,954,492
Administration fee                                                                                   721,916
Professional fees                                                                                    440,569
Directors' fees                                                                                       56,881
Printing, insurance and other expenses                                                               367,380
--------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    12,987,949
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                              (12,930,550)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds                                     16,127,317
Net change in unrealized appreciation/depreciation on investments in Investment Funds             74,877,342
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                            91,004,659
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                               $  78,074,109
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             3

                                                                                           UBS M2 FUND, L.L.C.

                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                        YEARS ENDED DECEMBER 31, 2008 AND 2009

--------------------------------------------------------------------------------------------------------------
                                                                  ADVISER           MEMBERS         TOTAL
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2008                       $       21,005    $ 1,106,073,293    $1,106,094,298

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        (88)       (21,942,951)      (21,943,039)
 Net realized gain/(loss) from investments in Investment
      Funds                                                          486         16,232,659        16,233,145
 Net change in unrealized
      appreciation/depreciation on investments in
      Investment Funds                                            (5,018)      (282,679,364)     (282,684,382)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                      (4,620)      (288,389,656)     (288,394,276)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                --        266,744,513       266,744,513
Members' withdrawals                                                  --       (425,601,172)     (425,601,172)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                --       (158,856,659)     (158,856,659)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                     $       16,385    $   658,826,978    $  658,843,363
--------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        (93)       (12,930,457)      (12,930,550)
 Net realized gain/(loss) from investments in Investment
      Funds                                                          369         16,126,948        16,127,317
 Net change in unrealized
      appreciation/depreciation on investments in
      Investment Funds                                             2,072         74,875,270        74,877,342
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                       2,348         78,071,761        78,074,109
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                --         33,303,270        33,303,270
Members' withdrawals                                                  --       (199,368,901)     (199,368,901)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                --       (166,065,631)     (166,065,631)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                     $       18,733    $   570,833,108    $  570,851,841
--------------------------------------------------------------------------------------------------------------





                  The accompanying notes are an integral part of these financial statements.
                                                                                                             4

                                                                                           UBS M2 FUND, L.L.C.

                                                                                       STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                     $    78,074,109
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
 Purchases of investments in Investment Funds                                                   (111,888,495)
 Proceeds from disposition of investments in Investment Funds                                    249,271,757
 Net realized (gain)/loss from investments in Investment Funds                                   (16,127,317)
 Net change in unrealized appreciation/depreciation on investments in Investment Funds           (74,877,342)
 Changes in assets and liabilities:
 (Increase) decrease in assets:
  Advanced subscriptions in Investment Funds                                                      (2,500,000)
  Interest receivable                                                                                 15,307
  Receivables from Investment Funds                                                              222,966,793
  Other assets                                                                                       (15,382)
 Increase (decrease) in liabilities:
  Administration fee payable                                                                         (62,424)
  Investment Management Fee payable                                                                 (429,235)
  Management Fee payable                                                                             (88,808)
  Professional fees payable                                                                         (104,526)
  Other liabilities                                                                                  (35,214)
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                        344,199,223

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                          33,303,270
Payments on Members' withdrawals, including change in withdrawals payable                       (444,906,784)
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                           (411,603,514)

Net decrease in cash and cash equivalents                                                        (67,404,291)
Cash and cash equivalents--beginning of year                                                     171,282,221
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                       $   103,877,930
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.

                                                                                                             5

                                                                                           UBS M2 FUND, L.L.C.

                                                                                          FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------
     The following  represents the ratios to average members' capital and other  supplemental  information for the periods indicated:

                                                    YEARS ENDED DECEMBER 31,
                                                    ------------------------
                                           2009          2008           2007          2006          2005
                                           ----          ----           ----          ----          ----
     Ratio of net investment loss
     to average members'
     capital(a,b)                         (1.96%)       (1.94%)       (1.80%)       (1.93%)       (1.96%)
     Ratio of total expenses to
     average members' capital(a,b)         1.97%         2.00%         1.98%         2.02%         2.02%
     Portfolio turnover rate              21.46%        36.36%        16.21%         8.28%        36.38%
     Total return(c)                      12.70%       (23.14%)       14.26%        10.88%        13.21%
     Average debt ratio(a)                   --          0.10%         0.21%         0.18%         0.64%
     Members' capital at end of
     year                             $570,851,841  $658,843,363 $1,106,094,298 $819,802,186  $509,128,081



       (a)  The average members'  capital used in the above ratios are calculated  using  pre-tender  members'
            capital.

       (b)  Ratio of total expenses and net investment loss to average  members'  capital does not include the impact of  expenses  and  incentive  allocations  or  incentive  fees  related  to the  underlying
            Investment Funds.

       (c)  Total  return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period noted,  and does not reflect the deduction of placement fees, if any,  incurred when  subscribing to the Fund. An individual  Member's ratios and returns may vary from the above based on the timing of capital transactions.




















                          The accompanying notes are an integral part of these financial statements.
                                                                                                             6

                                                             UBS M2 FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS M2 Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                             UBS M2 FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

2.   NEW ACCOUNTING PRONOUNCEMENTS

     On June 30, 2009, the Fund adopted new accounting guidance to determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets and liabilities) and identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. The guidance also expands the disclosures of fair value measurements in the financial statements. Adoption of this guidance did not have a material impact on the Fund's members' capital or results of operations.

     In June 2009, the Financial Accounting Standards Board ("FASB") issued THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("Codification"). The standard identifies the Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission and its staff. The Codification did not change U. S. generally accepted accounting principles ("GAAP"), but rather organized them into a hierarchy where all guidance within the Codification carries an equal level of authority. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments using fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities
     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date
     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In

                                                             UBS M2 FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of December 31, 2009. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2009.

     The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in US common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 15 - 125 day redemption notice period. Investment Funds representing approximately 3 percent of fair value are side pockets or liquidating trusts where the liquidation of assets are expected over the next 24 months. The remaining approximately 97 percent of the Investment Funds have either initial redemption dates commencing in the future (10 percent) or they can be redeemed with no restrictions (87 percent) as of the measurement date of December 31, 2009.

     The Investment Fund in the multi-strategy strategy invests in both long and short, equity and debt strategies that are primarily in United States based securities. The management of this partnership seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. The Investment Fund is generally subject to a 45 day redemption notice period and has imposed a gate which has been in effect for 6 months and is expected to be lifted within 12 months.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or

                                                             UBS M2 FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of

                                                             UBS M2 FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND EXPENSES (CONTINUED)

     insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $12,930,550 and $16,127,317 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended December 31, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2009 and had no effect on members' capital.

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

                                                             UBS M2 FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's members' capital, excluding the capital account attributable to the Adviser and the Administrator.

     The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Administrator and the Adviser. The Management Fee and the Investment Management Fee will be paid to the Administrator and Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Administrator and the Adviser. A portion of the Investment Management Fee and the Management Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides

                                                             UBS M2 FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

5.   ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

     certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

     The Custodian of the Fund's assets provides custodial services for the Fund.

6.   INVESTMENTS

     As of December 31, 2009 the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2009 amounted to $111,888,495 and $249,271,757, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2009.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.50% (per annum) of net assets and performance incentive fees and allocations ranging from 16.50% to 25.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds' portfolios is not available.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

                                                             UBS M2 FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund feels that the likelihood of such an event is remote.

9.   SUBSEQUENT EVENTS

     As of December 31, 2009, the Fund had $92,739,896 of withdrawals payable. On January 21, 2010, the Fund paid $73,289,962. The remaining amount payable of $19,449,934 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2009 and December 31, 2009 tender offers.

     Management has evaluated the impact of all subsequent events on the Fund through February 23, 2010, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                                                                                 UBS M2 FUND, L.L.C.

                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                         DOLLAR
                                                               REALIZED AND                                             AMOUNT OF
                                                               UNREALIZED                                              FAIR VALUE
                                                       % OF    GAIN/(LOSS)     INITIAL                     FIRST        FOR FIRST
                                                      MEMBERS'     FROM      ACQUISITION                 AVAILABLE     AVAILABLE
    INVESTMENT FUND            COST       FAIR VALUE  CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a) REDEMPTION (b) REDEMPTION (b)
------------------------- -------------  ------------ -------- ------------  ----------- ------------- -------------- --------------
LONG/SHORT EQUITY

Arrowgrass Equity Focus,
  L.P. (c)                $  25,000,000  $ 25,325,130   4.44 % $    325,130   10/1/2009     Monthly
Artha Emerging Markets
  Fund, L.P. (c)             18,135,557    26,559,454   4.65      8,087,302   4/1/2006     Quarterly
Bay Pond Partners,
  L.P. (c)                   24,264,478    33,910,306   5.94     30,656,000   3/1/2008   Semi-Annually
Brevan Howard, L.P. (c)      27,500,000    27,660,766   4.85        160,766   11/1/2009     Monthly
Cevian Capital II, L.P.,
  Class B                    15,754,736    15,314,486   2.68      6,597,983   7/1/2006     Annually
Cevian Capital II, L.P.,
  Class C                     9,132,659     9,766,015   1.71      1,404,821   7/1/2006     Annually
Chap-Cap Activist
  Partners, L.P. (d)            296,222       257,038   0.05         32,575   4/1/2006       N/A
Chap-Cap Partners II,
  L.P. (d)                      511,773       489,920   0.09         87,402   4/1/2006       N/A
Cobalt Partners, L.P. (c)    51,212,239    56,008,574   9.81      8,575,973   7/1/2007   Semi-Annually
Conatus Capital
  Partners, L.P.,
  Class A (c)                25,000,000    25,392,375   4.45      2,157,790   1/1/2008     Quarterly
Delta Institutional
  Holdings, L.P. (c)          1,216,999     1,438,018   0.25        215,465   7/1/2003     Quarterly
Eastern Advisor Fund,
  L.P. (d)                    1,447,125     3,619,725   0.63        732,605   4/1/2004       N/A
Eastern Advisor Fund,
  L.P. (d)                    6,425,896     2,773,567   0.49     (4,528,986)  4/1/2004       N/A
EEA Europe Long Short
  Fund (c)                   15,000,000    14,702,616   2.58       (297,384)  12/1/2009    Monthly
Eminence Partners,
  L.P. (c)                   38,148,082    37,865,460   6.63      6,514,766   1/1/2006    Quarterly
Gugner Long/Short Fund,
  Ltd., Class B (c)          52,000,000    52,132,396   9.13      2,480,554   3/1/2008    Quarterly      3/31/2010      52,132,396
Meditor European Hedge
  Fund (B) Limited (c)       26,441,460    35,477,135   6.21      2,070,361   5/1/2006     Monthly
Pershing Square, L.P.        14,563,055    29,247,405   5.12     14,852,077   1/1/2005     Annually
Southpoint Qualified
  Fund, L.P. (c)             60,000,000    59,355,632  10.40     14,011,308   2/1/2008     Annually
Steel Partners Japan
  Strategic Fund,
  L.P. (e)                    5,933,551     5,375,921   0.94       (624,714)  1/1/2006       N/A
The Children's Investment
  Fund, L.P., Class A        17,466,341    23,843,638   4.18      2,353,728   4/1/2005   Every 3 Years
Tiger Asia Fund, L.P.        13,824,741    20,046,982   3.51      1,710,972   3/1/2005   Every 3 Years
Tiger Asia L Holdings,
  Ltd., SPV (e)               1,593,853     1,592,144   0.28         (1,708)  3/1/2005       N/A
                          -------------  ------------ -------- ------------
  LONG/SHORT EQUITY
    SUBTOTAL              $ 450,868,767  $508,154,703  89.02 % $ 97,574,786

MULTI-STRATEGY
D.E. Shaw Oculus Fund,
  L.L.C. (f)                 16,121,192    27,394,774   4.80      2,932,852   4/1/2005       N/A
                          -------------  ------------ -------- ------------
  MULTI-STRATEGY SUBTOTAL $  16,121,192  $ 27,394,774   4.80 % $  2,932,852

Redeemed Investment Funds            --            --     --     (9,502,979)

                          -------------  ------------ -------- ------------
TOTAL                     $ 466,989,959  $535,549,477  93.82 % $ 91,004,659
                          =============  ============ ======== ============

(a) Available  frequency of redemptions  after the initial lock-up period,  if any.  Different  tranches may have varying  liquidity terms.

(b) Investment Funds with no dates or amounts can be redeemed in full.

(c) Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f) In accordance with its offering materials, the Investment Fund has limited the amount of redemption requests paid to the Fund.






                              The preceding notes are an integral part of these financial statements.
                                                                                                                                  15

                                                                                                                 UBS M2 FUND, L.L.C.

                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------------------------
The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's  investments  are not  necessarily  an  indication  of the risk  associated  with  investing  in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place,  subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those  investments are based upon quoted prices in active markets for identical  securities.  Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the December 31, 2009 measurement date, or within ninety days of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the December 31, 2009 measurement date.

                                                         ASSETS TABLE

------------------------------------------------------------------------------------------------------------------------------
                                                                                           LEVEL 2              LEVEL 3
                                                TOTAL FAIR VALUE AT       LEVEL 1        SIGNIFICANT          SIGNIFICANT
DESCRIPTION                                          12/31/2009       QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
------------------------------------------------------------------------------------------------------------------------------
Long/Short Equity                               $       508,154,703   $          --   $     395,827,862   $        112,326,841
Multi-Strategy                                           27,394,774              --                  --             27,394,774
                                                ------------------------------------------------------------------------------
TOTAL ASSETS                                    $       535,549,477   $          --   $     395,827,862   $        139,721,615
                                                ------------------------------------------------------------------------------

   The following is a reconciliation  of assets in which significant  unobservable  inputs (Level 3) were used in determining fair value:

                                                                        CHANGE IN
                      BALANCE AS OF                        REALIZED     UNREALIZED         NET         TRANSFERS IN   BALANCE AS OF
                       DECEMBER 31,                          GAIN /    APPRECIATION      PURCHASES /   AND/OR OUT OF    DECEMBER 31,
DESCRIPTION               2008       RECLASSIFICATIONS*     (LOSS)    / DEPRECIATION     (SALES)         LEVEL 3          2009
------------------------------------------------------------------------------------------------------------------------------------
Long/Short Equity      $542,585,113    $(146,030,074)     $5,421,085   $62,878,979    $(151,121,355)  $(201,406,907)   $112,326,841
Multi-Strategy           39,342,967               --       5,812,932    (2,880,080)     (14,881,045)             --      27,394,774
------------------------------------------------------------------------------------------------------------------------------------
Total                  $581,928,080    $(146,030,074)    $11,234,017   $59,998,899    $(166,002,400)  $(201,406,907)   $139,721,615
------------------------------------------------------------------------------------------------------------------------------------

   Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of December 31, 2009 is
   $(70,042).

      *  Reclassifications  represent  investments  in  Investment  Funds  that  were  previously  categorized  as Level  III investments for the year ended December 31, 2008. In accordance with recently issued authoritative  guidance,  these investments are being reclassified as Level II investments for the year ended December 31, 2009.







                           The preceding notes are an integral part of these financial statements.
                                                                                                                                  16

                         UBS M2 FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Management Agreement at a meeting on November 19, 2009. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Directors reviewed materials furnished by UBS Fund Advisor, L.L.C. (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the Investment Company Act of 1940, as amended, that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its Comparable Funds. The Directors observed that the Fund's 2009 return for the period ended September 30, 2009 exceeded the median returns of the Comparable Funds, and that the Fund's performance for the three- and five-year periods ended September 30, 2009 exceeded the median annualized return of the Comparable Funds and relevant indexes (HFRI Equity Hedge, HFRX Equity Hedge, MSCI World Index (MSDUWI), Russell 2000 Index, Russell 2000 Growth Index, Russell 2000 Value Index and S&P 500 DRI). The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors noted that for the three- and five-year periods ended September 30, 2009, the Fund's volatility was below the median volatility of the relevant indexes, and above the median volatility of its Comparable Funds.

     The Directors considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the advisory fees charged by the Adviser and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the Fund's management fee was higher than all but one of its Comparable Funds' management fees, but that the Fund is not subject to an incentive fee. In comparing the advisory fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative investment products, the Directors noted that although the combination of management fee and service fee being charged to the Fund was the highest being charged to a UBS alternative investment multi-manager fund, the Fund was not subject to any incentive fee. In light of the foregoing, the Directors felt that the management fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative Investment Products.

     The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund's Investment Management Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement did not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining to the Directors and Officers of the Fund as of December 31, 2009 is set forth below.  The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                               FUND         OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                                COMPLEX       DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND          AND LENGTH OF                   PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED (1)                    DURING PAST 5 YEARS        DIRECTOR             COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS

Meyer Feldberg (67) (3)       Term -- Indefinite  Dean Emeritus and Professor of           See Footnote  Director of: Primedia,
UBS Financial Services Inc.      Length--since    Management of the Graduate School of           2.      Inc., Macy's, Inc., Revlon,
1285 Avenue of the Americas    Commencement of    Business, Columbia University; Senior                  Inc., NYC Ballet and SAPPI
New York, NY 10019                Operations      Advisor to Morgan Stanley                              Ltd. Advisory Director of
Director                                                                                                 Welsh Carson Anderson &
                                                                                                         Stowe.

George W. Gowen (80)          Term -- Indefinite  Law partner of Dunnington, Bartholow           11           None
UBS Financial Services Inc.      Length--since    & Miller
1285 Avenue of the Americas    Commencement of
New York, NY 10019                Operations
Director

Stephen H. Penman (63)        Term -- Indefinite  Professor of Financial Accounting of           11           None
UBS Financial Services Inc.      Length--since    Graduate School of Business, Columbia
1285 Avenue of the Americas       July 2004       University
New York, NY 10019
Director

Virginia G. Breen (45)        Term -- Indefinite  General Partner of Sienna Ventures and         11      Director of: Modus Link,
UBS Financial Services Inc.      Length--since    General Partner of Blue Rock Capital                   SMGI, Inc; Excelsior
1285 Avenue of the Americas     August 7, 2008                                                           Absolute Return Fund of
New York, NY 10019                                                                                       Funds, L.L.C.; Excelsior
Director                                                                                                 Buyout Investors, L.L.C.;
                                                                                                         Excelsior LaSalle Property
                                                                                                         Fund Inc; UST Global
                                                                                                         Private Markets Fund L.L.C.

                                                  OFFICER(S) WHO ARE NOT DIRECTORS

Robert F. Aufenanger (56)
UBS Financial Services Inc.   Term -- Indefinite  Executive Director of UBS Alternative
1285 Avenue of the Americas      Length--since    Investments US since April 2007
New York, NY 10019               May 1, 2007      Prior to April 2007, Chief Financial          N/A                  N/A
Principal Accounting Officer                      Officer and Senior Vice President of
                                                  Alternative Investments Group at U.S.
                                                  Trust Corporation from 2003 - 2007

Frank Pluchino (50)
UBS Financial Services Inc.   Term -- Indefinite  Assistant Director of Compliance of
1000 Harbor Boulevard           Length -- since   UBS Financial Services Inc. since 2003
Weehawken, NY 07086             July 19, 2005     and Deputy Director of Compliance UBS         N/A                  N/A
Chief Compliance Officer                          Financial Services of Puerto Rico Inc.
                                                  since October 2006. Prior to 2003,
                                                  Chief Compliance Officer of
                                                  LibertyView Capital Management, Inc.,
                                                  an investment adviser, and LibertyView
                                                  Alternative Asset Management, Inc., an
                                                  NASD broker-dealer.

Craig Goos (39)               Term -- Indefinite
UBS Financial Services Inc.      Length--since    Managing Director UBS Alternative             N/A                   N/A
1285 Avenue of the Americas     September 18,     Investments US since September 2008.
New York, NY 10019                   2008         Prior to September 2008, Managing
Principal Executive Officer                       Director of Bear Stearns Alternative
                                                  Investment platform from 2004-2009.

(1) For  Directors,  their terms are for the duration of the term of the Fund,  unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written  consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two thirds of the total number of votes eligible to the cast by all Members.

(2) Mr. Feldberg is a director or trustee of 28 investment  companies  (consisting of 60 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS
Financial  Services  Alternative  Investment  Group of Funds does  business.  Mr.  Feldberg is not an affiliated  person of UBS
Financial Services or its affiliates.

The Fund files its complete schedule of portfolio  holdings with the Securities and Exchange  Commission  ("SEC") for the first and  third  quarters  of  each  fiscal  year  on Form  N-Q.  The  Fund's  Forms  N-Q are  available  on the  SEC's  website  at
http://www.sec.gov  and may be reviewed or copied at the SEC's Public  Reference  Room in Washington,  D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A  description  of the  policies and  procedures  that the Fund uses to  determine  how to vote  proxies  relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative  Investment Group
at 800-580-2359.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 201-352-3571.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $76,560 in 2009 and $57,064 in 2008. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $13,000 in 2009 and $16,500 in 2008. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $177,000 in 2009 and $74,000 in 2008. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2009 and $0 in 2008.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services  described in each of paragraphs  (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.030 million for 2009 and $2.240 million for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

     - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

          If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

          If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     -    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     -    A record of each vote cast by the Adviser on behalf of the Fund(s);

     - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - A copy of any document relating to the identification and resolution of conflicts of interest;

     - A copy of any document created by the Adviser that was material to a proxy -voting decision or that memorialized the basis for that decision; and

A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                               UBS M2 FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder, Joseph
M. Sciortino and

Matthew Woodbury, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception, and as head of the Adviser's portfolio management group since 1998. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder has been associated with the Adviser since 1998 and is also an Executive Director of UBS Financial Services. Mr. Sciortino joined the portfolio management team in 2007. Mr. Sciortino has been associated with the Adviser since 2006 and is also a Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006. Mr. Woodbury has been associated with the Adviser since 2008 and has served as Portfolio Manager during this time. Mr. Woodbury is a Director of UBS Financial Services. Previously, he served as an Analyst at Allianz Hedge Fund Partners, LP (2002-2008) and an Accountant at Arthur Anderson LLP (1999-2002).

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO JR.

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,148,539,546             5              $452,057,202        0             N/A

RUSSELL SINDER

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,148,539,546             5              $452,057,202        0             N/A

JOSEPH M. SCIORTINO

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,148,539,546             5              $452,057,202        0             N/A

MATTHEW WOODBURY

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,148,539,546             5              $452,057,202        0             N/A

(1) Of these accounts, 4 accounts with total assets of approximately $622,006,138 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $120,000,376 charge performance-based advisory fees.

Mr. Sienko, Mr. Sciortino and Mr. Woodbury do not beneficially own any interests in the Fund. As of the end of the Fund's most recent fiscal year, Mr. Sinder may be considered to have been the beneficial owner of interests in the Fund with a value of $50,001-$100,000.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS M2 Fund, L.L.C.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date 3/4/2010

* Print the name and title of each signing officer under his or her signature.